Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of basic and diluted EPS calculations
The following table reflects the loss and share data used in the basic and diluted loss per share calculations:

	2022	2021	2020
Loss attributable to the parent entity	(58,187)	(56,779)	(22,264)
Effects of the settlement of preference shares classified as equity	—	—	33

Loss attributable to ordinary equity holders of the parent entity	(58,187)	(56,779)	(22,231)

Weighted average number of ordinary shares	208,752,123	205,619,832	164,605,952
Basic and diluted loss per share (RUB)	(278.7)	(276.1)	(135.1)